Fair Value Measurements and Valuation Processes	6 Months Ended
Jun. 30, 2021
Disclosure Of Fair Value Measurement [Abstract]
Fair Value Measurements and Valuation Processes

FAIR VALUE MEASUREMENTS AND VALUATION PROCESSES

The Group held certain financial instruments at fair value at 30 June 2021. The definitions and valuation techniques employed for these as at 30 June 2021 are consistent with those used at 31 December 2020 and disclosed in Note 22 on pages 212 to 217 of the Group’s Annual Report and Accounts and Form 20-F for the year ended 31 December 2020:

•	Level 1 financial instruments are traded in an active market and fair value is based on quoted prices at the period end.
•

Level 2 financial instruments are not traded in an active market, but the fair values are based on quoted market prices, broker/dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The Group’s level 2 financial instruments include OTC derivatives.

•

The fair values of level 3 financial instruments have been determined using a valuation technique where at least one input (which could have a significant effect on the instrument's valuation) is not based on observable market data. The Group’s level 3 financial instruments primarily consist of an equity investment in an unquoted entity, interest free loans and other treasury products which are valued using the discounted cash flows of estimated future cash flows.

While the carrying values of assets and liabilities at fair value have changed since 31 December 2020, the Group does not consider the movements in value to be significant, and the categorisation of these assets and liabilities in accordance with the disclosure requirements of IFRS 7 has not materially changed. The values of level 1 assets and level 3 assets are not material to the Group and were £299 million and £74 million, respectively, at 30 June 2021 (30 June 2020: £56 million and £155 million respectively and 31 December 2020: £171 million and £93 million, respectively).

Level 2 assets and liabilities are shown below.

	At 30 June		At 31 December
	2021	2020	2020
	£m	£m	£m
Assets at fair value
Derivatives relating to
– interest rate swaps	50	65	65
– cross-currency swaps	326	466	444
– forward foreign currency contracts	338	183	288
Assets at fair value	714	714	797
Liabilities at fair value
Derivatives relating to
– interest rate swaps	34	52	53
– cross-currency swaps	9	156	-
– forward foreign currency contracts	103	277	266
Liabilities at fair value	146	485	319

Borrowings are carried at amortised cost. The fair value of borrowings is estimated to be £46,607 million (30 June 2020: £52,544 million; 31 December 2020: £47,029 million). The value of other assets and liabilities held at amortised cost are not materially different from their fair values.